Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 452,812,500
Previously Paid Amount
Total Fee Amount	69,325.59
Total Offset Amount
Net Fee	$ 69,325.59